Income Taxes (Schedule of Unrecognized Deferred Income Tax Assets) (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 26,414	$ 29,056
Expiry date	2018 and 2032
Loss carry forward	$ 136,400	125,600
Non-capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 22,786	25,619
Expiry date	2019 and 2037
Loss carry forward	$ 42,800	37,800
Capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	360	347
Intercompany Receivable Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	2,109	2,031
Other Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 1,159	$ 1,059